20. SHARE BASED PAYMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the shares	R$ 10	R$ 10
Restricted Stock Plan Due April 26, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04.26.20
Shares granted	276,000
Outstanding shares	276,000
Fair value of the shares	R$ 2,229
Restricted Stock Plan Due June 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 14, 2020
Vesting period	Jun. 14, 2020
Shares granted	270,000
Outstanding shares	270,000
Fair value of the shares	R$ 2,000
Restricted Stock Plan Due October 1, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 01, 2020
Vesting period	Oct. 01, 2020
Shares granted	2,311,394
Outstanding shares	2,294,717
Fair value of the shares	R$ 2,144
Restricted Stock Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2021
Vesting period	Sep. 01, 2021
Shares granted	3,574,240
Outstanding shares	3,091,051
Restricted Stock Plan Due August 31, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	08.31.19
Shares granted	716,846
Outstanding shares	250,334
Fair value of the shares	R$ 4,185